Trade and other receivables, net (Details 1) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross		$ 168,714	$ 236,279
Allowance for doubtful accounts		(10,089)	(9,361)	$ (8,963)
Other Receivables		105,607	145,043
Total trade and other receivables, net		252,308	358,499
Trade and other receivables, net		211,715	314,308
Trade and other receivables, net		40,593	44,191
Foreign clients [Member]
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross		56,312	119,388
Advances to suppliers [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other Receivables		7,542	1,977
Tax claims [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other Receivables		2,573	2,300
Related entities [Member]
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross	[1]	7,177	7,348
Other Receivables	[1]	3,705	732
Other minors [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other Receivables		2,738	1,911
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables, gross		49,895	48,672
Allowance for doubtful accounts		(1,384)	(1,384)	$ (1,407)	$ (1,444)
Other Receivables		25,557	24,055
Total trade and other receivables, net		55,900	48,320
Trade and other receivables, net		32,610	36,800
Trade and other receivables, net		23,290	11,520
Minera Yanacocha SRL and subsidiary [Member] | Foreign clients [Member]
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross		7,389	1,032
Minera Yanacocha SRL and subsidiary [Member] | Advances to suppliers [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables, gross		16,897	20,724
Minera Yanacocha SRL and subsidiary [Member] | Tax claims [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables, gross		3,532	10,211
Minera Yanacocha SRL and subsidiary [Member] | Related entities [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables, gross		794	2,185
Minera Yanacocha SRL and subsidiary [Member] | Other minors [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables, gross		5,382	4,032
Minera Yanacocha SRL and subsidiary [Member] | Credit of tax on net assets [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables, gross		$ 23,290	$ 11,520

[1]	Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired, do not yield interest and have no specific guarantees.